DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2022
Derivative [Line Items]
Schedule of continuity of derivative liabilities [Table Text Block]
	Conversion features of convertible promissory notes	Earn out shares	Total
	$	$	$
Balance, January 31, 2020	151,242	3,699,154	3,850,396
Fair value adjustment on derivative liabilities	333,915	5,422,280	5,756,195
Effect of foreign exchange	-	152,536	152,536
Balance, January 31, 2021	485,157	9,273,970	9,759,127
Fair value adjustment on derivative liabilities	(485,157)	(8,091,133)	(8,576,290)
Settlement of Phantom earn out	-	(677,939)	(677,939)
Effect of foreign exchange	-	501,470	501,470
Balance, January 31, 2022	-	1,006,368	1,006,368

Earn out shares [Member]
Derivative [Line Items]
Schedule of fair value measurement inputs [Table Text Block]
	Earn out shares	Earn out shares
	January 31, 2022	January 31, 2021
Discount rate	1.24%	0.30%
Expected life in years	4.33	5.34
Expected stock volatility	80%	80%
Expected volatility of foreign exchange	6.52%	5.29%

Convertible promissory notes [Member]
Derivative [Line Items]
Schedule of fair value measurement inputs [Table Text Block]
	Conversion feature of June 13, 2018 issuance issuance of convertible promissory notes	Conversion feature of May 24, 2019 issuance of convertible promissory notes
	January 31, 2021	January 31, 2021
Discount rate	0.18%	0.18%
Expected life in years	0.36	0.31
Expected stock volatility	85%	86%
Stock price (CAD)	$1.54	$1.54
Exercise price (CAD)	$1.28	$2.00